As filed with the Securities and Exchange Commission on October 3, 2000

                               File Nos. 033-54116
                                    811-05649

                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-4

             Registration Statement under the Securities Act of 1933
                       Post-effective Amendment No. 12 /X/

                                     and/or

         Registration Statement under the Investment Company Act of 1940
                       Post-effective Amendment No. 25 /X/

                      Intramerica Variable Annuity Account
                           (Exact Name of Registrant)

                       Intramerica Life Insurance Company
                               (Name of Depositor)

                                  P.O. Box 9095
                               One Allstate Drive
                        Farmingville, New York 11738-9075
                                  516/451-5300
         (Address and Telephone Number of Depositor's Principal Offices)


                               Michael J. Velotta
                  Vice President, Secretary and General Counsel
                   Allstate Life Insurance Company of New York
                                3100 Sanders Road
                           Northbrook, Illinois 60062
                                  847/402-2400
       (Name, Complete Address and Telephone Number of Agent for Service)

                                   Copies to:
Richard T. Choi, Esquire                    Terry R. Young, Esquire
Freedman, Levy, Kroll & Simonds             ALFS, Inc.
1050 Connecticut Avenue, N.W.               3100 Sanders Road
Suite 825                                   Suite J5B
Washington, D.C. 20036-5366                 Northbrook, Illinois 60062

Approximate date of proposed public offering: Continuous

              IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                             (CHECK APPROPRIATE BOX)

/X / immediately upon filing pursuant to paragraph (b) of Rule 485 / / on (date) pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(i) of Rule 485

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in the Intramerica Variable Annuity Account under deferred variable annuity contracts.

                Suuplement to Statement of Additional Information

                                     for the

                              Scudder Horizon Plan


                  A Flexible Premium Deferred Variable Annuity

                                 Issued through

                      Intramerica Variable Annuity Account

                                   Offered by


                       Intramerica Life Insurance Company
                             Customer Service Center
                                 P.O. Box. 94038
                             Palatine, IL 60094-4038
                                 1-800-833-0194

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Scudder Horizon Plan, a flexible premium deferred variable annuity (the "Contract") offered by Intramerica Life Insurance Company.

You may obtain a copy of the prospectus dated May 1, 2000, by calling 1-800-225-2470 or writing to:

                   Scudder Insurance Agency of New York, Inc.,
                                345 Park Avenue,
                            New York, New York 10154.

Terms used in the current prospectus for the Contract are incorporated in this Statement of Additional Information.

This Statement of Additional Information is not a prospectus and should be read only in conjunction with the prospectus for the Contract.

                                                      Dated October 3, 2000


INDEPENDENT AUDITORS' REPORT of Deloitte & Touche LLP for Intramerica Life Insurance Company: Please replace the Independent Auditors' Report with the following:

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
INTRAMERICA LIFE INSURANCE COMPANY:

We have audited the accompanying Statement of Financial Position of Intramerica Life Insurance Company (the "Company," an affiliate of The Allstate Corporation) as of December 31, 1999 and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for the period from January 1, 1999 through June 30, 1999 (Predecessor Period), and for the period from July 1, 1999 through December 31, 1999 (Successor Period). Our audit also included Schedule IV - Reinsurance for the period from January 1, 1999 through June 30, 1999 (Predecessor Period), and for the period from July 1, 1999 through December 31, 1999 (Successor Period). These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and the results of its operations and its cash flows for the period from January 1, 1999 through June 30, 1999 (Predecessor Period) and for the period from July 1, 1999 through December 31, 1999 (Successor Period), in conformity with generally accepted accounting principles. Also, in our opinion, Schedule IV - Reinsurance for the period from January 1, 1999 through June 30, 1999 (Predecessor Period), and for the period from July 1, 1999 through December 31, 1999 (Successor Period), when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As more fully described in Note 2 to the financial statements, The Allstate Corporation acquired the Company as of July 1, 1999, in a business combination accounted for as a purchase. As a result of the acquisition, the financial statements for the Successor Periods are presented on a different basis of accounting than that of the Predecessor Periods and therefore are not completely comparable.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 25, 2000

INDEPENDENT AUDITORS' REPORT OF Deloitte & Touche LLP for Intramerica Variable Annuity Account: Please replace the Independent Auditors' Report with the following:

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Shareholder of Intramerica Life Insurance Company:

We have audited the accompanying statement of net assets of Intramerica Variable Annuity Account as of December 31, 1999 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), and the related statements of operations and changes in net assets for the year then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Intramerica Variable Annuity Account as of December 31, 1999 (including the assets of each of the individual sub-accounts which comprise the Account), and the results of operations for each of the individual sub-accounts and the changes in their net assets for the period then ended in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 27, 2000